Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Intangible	$ 110,519	$ 110,356	$ 109,850
Accumulated Amortization	(62,241)	(56,162)	(43,149)
Net Intangible	48,278	54,194	66,701
Intangible Assets, Gross (Excluding Goodwill)	122,507	122,346	121,866
Intangible assets, net	60,266	66,184	78,717
Developed Technology [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Intangible	40,579	40,579	40,579
Accumulated Amortization	(24,497)	(22,588)	(18,773)
Net Intangible	16,082	17,991	21,806
Customer Lists [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Intangible	39,252	39,252	39,252
Accumulated Amortization	(24,530)	(22,079)	(17,178)
Net Intangible	14,722	17,173	22,074
Patents [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Intangible	6,338	6,175	5,669
Accumulated Amortization	(3,235)	(2,921)	(2,293)
Net Intangible	3,103	3,254	3,376
Contract Agreements [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Intangible	11,493	11,493	11,493
Accumulated Amortization	(5,256)	(4,280)	(2,320)
Net Intangible	6,237	7,213	9,173
Trademarks [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Intangible	12,857	12,857	12,857
Accumulated Amortization	(4,723)	(4,294)	(2,585)
Net Intangible	8,134	8,563	10,272
Trademarks [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 11,988	$ 11,990	$ 12,016